S T A T E M E N T   O F   I N V E S T M E N T S   S e p t e m b e r   3 0 ,   2 0 2 3   ( U n a u d i t e d )

General American Investors

				Value
	Shares	COMMON STOCKS		(Note 1a)
Communication Services (7.9%)	Media and Entertainment (6.6%)
	444,923	Alphabet Inc. - Class C (a)		$58,663,097
	1,187,369	Angi Inc. - Class A (a)		2,350,991
	22,000	Meta Platforms, Inc. - Class A (a)		6,604,620
	111,478	The Walt Disney Company (a)		9,035,292
			(Cost $36,797,556)	76,654,000
	Telecommunication Services (1.3%)
	501,392	AT&T Inc.		7,530,908
	274,199	GCI Liberty, Inc. Escrow (a)		—
	57,848	T-Mobile US, Inc. (a)		8,101,612
			(Cost $15,319,343)	15,632,520
			(Cost $52,116,899)	92,286,520

Consumer Discretionary (10.2%)	Consumer Durables and Apparel (0.6%)
	70,000	NIKE, Inc. - Class B	(Cost $7,254,790)	6,693,400

	Consumer Services (1.7%)
	198,157	Expedia Group, Inc. (a)	(Cost $23,537,231)	20,424,042

	Distribution and Retail (7.9%)
	286,000	Amazon.com, Inc. (a)		36,356,320
	264,592	Bath & Body Works, Inc.		8,943,210
	525,092	The TJX Companies, Inc.		46,670,177
			(Cost $20,712,703)	91,969,707
			(Cost $51,504,724)	119,087,149

Consumer Staples (9.7%)	Distribution and Retail (2.6%)
	53,000	Costco Wholesale Corporation	(Cost $1,601,596)	29,942,880

	Food, Beverage and Tobacco (5.2%)
	325,000	Nestlé S.A. (Switzerland)		36,833,452
	140,000	PepsiCo, Inc.		23,721,600
			(Cost $15,322,831)	60,555,052
	Household and Personal Products (1.9%)
	438,936	Unilever PLC (Netherlands/United Kingdom)	(Cost $12,513,080)	21,757,693
			(Cost $29,437,507)	112,255,625

Energy (5.6%)	619,230	Cameco Corporation (Canada)		24,546,277
	81,991	Chevron Corporation		13,825,322
	1,020,030	Energy Transfer LP		14,311,021
	1,173,370	Gulf Coast Ultra Deep Royalty Trust		17,307
	83,512	Hess Corporation		12,777,336
			(Cost $29,807,234)	65,477,263

Financials (20.8%)	Banks (2.1%)
	80,000	JPMorgan Chase & Co.		11,601,600
	100,000	M&T Bank Corporation		12,645,000
			(Cost $3,188,933)	24,246,600
	Financial Services (6.9%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		58,462,470
	243,415	Nelnet, Inc. - Class A		21,741,828
			(Cost $2,968,650)	80,204,298
	Insurance (11.8%)
	750,249	Arch Capital Group Ltd. (a) (Bermuda)		59,802,348
	285,081	Axis Capital Holdings Limited (Bermuda)		16,070,016
	129,196	Everest Group, Ltd. (Bermuda)		48,018,277
	220,327	MetLife, Inc.		13,860,772
			(Cost $30,473,465)	137,751,413
			(Cost $36,631,048)	242,202,311

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S T A T E M E N T  O F  I N V E S T M E N T S  S e p t e m b e r  3 0 ,   2 0 2 3  ( U n a u d i t e d )  -  c o n t i n u e d

General American Investors

				Value
	Shares	COMMON STOCKS (continued)		(Note 1a)
Health Care (9.8%)	Equipment and Services (2.0%)
	37,500	The Cigna Group		$10,727,625
	70,000	Medtronic plc (Ireland)		5,485,200
	110,000	Tenet Healthcare Corporation (a)		7,247,900
			(Cost $23,228,482)	23,460,725
	Pharmaceuticals, Biotechnology and Life Sciences (7.8%)
	50,010	Danaher Corporation		12,407,481
	119,900	Gilead Sciences, Inc.		8,985,306
	260,439	Intra-Cellular Therapies, Inc. (a)		13,566,267
	179,326	Merck & Co., Inc.		18,461,612
	365,808	Pfizer Inc.		12,133,851
	119,250	Quantum-Si Incorporated - Class A (a)		197,955
	16,576	Regeneron Pharmaceuticals, Inc. (a)		13,641,385
	971,131	SIGA Technologies, Inc.		5,098,438
	450,000	SomaLogic, Inc. - Class A (a)		1,075,500
	223,201	Valneva SE (a) (France)		1,306,853
	345,000	Valneva SE ADR (a) (France)		4,071,000
	62,583	VBI Vaccines, Inc. (a) (Canada)		41,693
			(Cost $60,265,097)	90,987,341
			(Cost $83,493,579)	114,448,066

Industrials (9.4%)	Capital Goods (3.0%)
	862,873	BAE Systems plc (United Kingdom)		10,504,751
	56,200	Eaton Corporation plc (Ireland)		11,986,336
	165,000	Raytheon Technologies Corporation		11,875,050
			(Cost $19,452,115)	34,366,137
	Commercial and Professional Services (6.4%)
	524,895	Republic Services, Inc.	(Cost $7,346,689)	74,802,786
			(Cost $26,798,804)	109,168,923

Information Technology (23.5%)	Semiconductors and Semiconductor Equipment (8.6%)
	383,364	AIXTRON SE (Germany)		14,112,951
	61,652	Applied Materials, Inc.		8,535,719
	74,600	ASML Holding N.V. (Netherlands)		43,914,036
	21,500	Broadcom Inc.		17,857,470
	935,064	indie Semiconductor, Inc. - Class A (a)		5,890,903
	65,009	Universal Display Corporation		10,205,763
			(Cost $29,115,863)	100,516,842
	Software and Services (8.7%)
	25,000	Adobe Inc. (a)		12,747,500
	215,000	Microsoft Corporation		67,886,250
	1,251,361	NextNav Inc. (a)		6,431,996
	36,381	Tyler Technologies, Inc. (a)		14,048,159
			(Cost $31,095,645)	101,113,905
	Technology, Hardware and Equipment (6.2%)
	321,000	Apple Inc.		54,958,410
	25,000	Arista Networks, Inc. (a)		4,598,250
	223,260	Cisco Systems, Inc.		12,002,458
			(Cost $8,787,144)	71,559,118
			(Cost $68,998,652)	273,189,865

Materials (4.7%)	524,528	Agnico Eagle Mines Limited (Canada)		23,839,798
	932,438	Alamos Gold Inc. - Class A (Canada)		10,527,225
	970,960	Algoma Steel Group Inc. (Canada)		6,602,528
	243,593	Cleveland-Cliffs Inc. (a)		3,807,359
	928,591	Ferroglobe PLC (United Kingdom) (a)		4,828,673
	198,248	Huntsman Corporation		4,837,251
			(Cost $58,841,694)	54,442,834

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S T A T E M E N T  O F  I N V E S T M E N T S  S e p t e m b e r  3 0 ,  2 0 2 3  ( U n a u d i t e d )  -  c o n t i n u e d

General American Investors

				Value
	Shares	COMMON STOCKS (continued)		(Note 1a)
Miscellaneous (0.5%)	360,635	Other (c)	(Cost $8,694,137)	$6,391,393

		TOTAL COMMON STOCKS (102.1%)	(Cost $446,324,278)	1,188,949,949

		PURCHASED OPTIONS (a)

	Contracts	Company/Expiration Date/
Puts	(100 Shares Each)	Exercise Price/Notional
Capital Goods (0.0%)	562	Eaton Corporation plc/October 20, 2023/$185/$10,397,000	(Cost $426,351)	—

Commercial and Professional Services (0.0%)	500	Republic Services, Inc./October 20, 2023/$140/$7,000,000	(Cost $196,205)	65,000

Technology, Hardware and Equipment (0.0%)	1,000	Apple Inc./Octboer 20, 2023/$170/$17,000,000	(Cost $221,654)	276,000

		TOTAL PURCHASED OPTIONS (0.0%)	(Cost $844,210)	341,000

	Principal	SHORT-TERM SECURITIES
		U.S. Treasury Bills
	$25,000,000	Due November 2, 2023, 5.265% (d)		24,883,000
	25,000,000	Due January 25, 2024, 5.285% (d)		24,574,340
			(Cost $49,457,264)	49,457,340

	Shares
	123,485,555	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.23% (e)	(Cost $123,485,555)	123,485,555

		TOTAL SHORT-TERM SECURITIES (14.9%)	(Cost $172,942,819)	172,942,895

TOTAL INVESTMENTS (f) (117.0%)			(Cost $620,111,307)	1,362,233,844
Liabilities in excess of other assets (-0.7%)				(8,161,819)
				1,354,072,025
PREFERRED STOCK (-16.3%)				(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)				$1,163,954,850

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	50 shares of 110 total shares held as collateral for options written.
(c)	Securities which have been held for less than one year, not previously disclosed, and not restricted.
(d)	Yield to maturity at purchase.
(e)	7-day yield.
(f)	At September 30, 2023, the cost of investments and derivatives for Federal income tax purposes was $618,511,612; aggregate gross unrealized appreciation was $772,394,939; aggregate gross unrealized depreciation was $29,701,369; and net unrealized appreciation was $742,693,570.

S T A T E M E N T  O F  O P T I O N S  W R I T T E N  S e p t e m b e r  3 0 ,  2 0 2 3  ( U n a u d i t e d )

	Contracts	Company/Expiration Date/	Premiums	Value
Calls	(100 Shares Each)	Exercise Price/Notional	Received*	(Note 1a)
Capital Goods (0.1%)	362	Eaton Corporation plc/October 20, 2023/$200/$7,240,000	$224,545	$564,720

Commercial and Professional Services (0.0%)	64	Republic Services, Inc./October 20, 2023/$165/$1,056,000	9,857	2,560

Puts
Pharmaceuticals, Biotechnology and Life Sciences (0.0%)	144	Madrigal Pharmaceuticals, Inc./October 20, 2023/$180/$2,592,000	179,606	525,600

		TOTAL OPTIONS WRITTEN (0.1%)	$414,008	$1,092,880

*	The maximum cash outlay if all options are exercised is $10,888,000.

(see notes to unaudited financial statements)

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N O T E S  T O  F I N A N C I A L  S TAT E M E N T S  ( U n a u d i t e d )

General American Investors

1.  Significant Accounting Policies and Other Matters – General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

a.  Security Valuation   Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt, domestic and foreign, and U.S. government securities are generally traded in the over-the-counter market rather than on a national securities exchange. The Company utilizes the latest bid prices furnished by independent pricing services with respect to transactions in such securities to determine current market value if maturity date exceeds 60 days. Investments in such securities maturing within 60 days or less are valued at amortized cost. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b. Options   The Company may purchase and write (sell) exchange traded put and call options on equity securities. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a   closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For exchange traded options purchased, the Company bears the risk of loss in the amount of the premiums paid plus appreciation in market value should a counterparty fail to perform under the contract. Options written by the Company do not give rise to counterparty risk as options written obligate the Company to perform. The Company has not entered into a master netting agreement with respect to options on equity securities. See Note 4 for option information.

c. Security Transactions and Investment Income   Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income is recognized daily on the accrual basis, adjusted for the accretion of discounts and amortization of premiums.

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N O T E S  T O  F I N A N C I A L  S TAT E M E N T S  ( U n a u d i t e d )  -  c o n t i n u e d

General American Investors

1. Significant Accounting Policies and Other Matters - (Continued from bottom of previous page.)

d. Foreign Currency Translation and Transactions   Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

e. Dividends and Distributions   The Company expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually to common shareholders and quarterly to preferred shareholders. Dividends and distributions to common and preferred shareholders, which are determined in accordance with Federal income tax regulations, are recorded on the ex-dividend date. Permanent book/tax 11 differences relating to income and gains are reclassified to paid-in capital as they arise.

f.  Federal Income Taxes   The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on Federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Company’s financial statements.

g. Indemnifications   In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects any future risk of loss thereunder to be remote.

2.  Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. No transfers among levels occurred during the nine months ended September 30, 2023. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2023:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,188,949,949	—	—	$1,188,949,949
Purchased options	341,000	—	—	341,000
U.S. Treasury bills	—	$49,457,340	—	49,457,340
Money market fund	123,485,555	—	—	123,485,555
Total	$1,312,776,504	$49,457,340	—	$1,362,233,844

Liabilities
Options written	$1,092,880	—	—	$1,092,880

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